Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Summary of results of discontinued operations
Below is a summary of the results of discontinued operations for the years ended December 31:

In millions	2013	2012	2011
Net revenues of TheraCom	$—	$—	$650

Income from operations of TheraCom	$—	$—	$18
Gain on disposal of TheraCom	—	—	53
Loss on disposal of Linens ‘n Things	(12)	(12)	(7)
Income tax benefit (provision)	4	5	(95)
Loss from discontinued operations, net of tax	$(8)	$(7)	$(31)